Fair Value Measurements (Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Fair value of financial assets measured on recurring basis	$ 203,455	$ 172,827
Fair value of financial liabilities measured on recurring basis	12,548	16,050
Auction-Rate Securities [Member]
Fair value of financial assets measured on recurring basis	17,505	17,332
Auction-Rate Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of financial assets measured on recurring basis	17,505	17,332
Acquisition-Related Contingent Consideration-Short-Term [Member]
Fair value of financial liabilities measured on recurring basis	6,743
Acquisition-Related Contingent Consideration-Short-Term [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of financial liabilities measured on recurring basis	6,743
Acquisition-Related Contingent Consideration-Long-Term [Member]
Fair value of financial liabilities measured on recurring basis	2,490	16,050
Acquisition-Related Contingent Consideration-Long-Term [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of financial liabilities measured on recurring basis	2,490	16,050
Money Market Funds [Member]
Fair value of financial assets measured on recurring basis	111,247	149,318
Money Market Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair value of financial assets measured on recurring basis	111,247	149,318
Commercial Paper [Member]
Fair value of financial assets measured on recurring basis	71,003
Commercial Paper [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of financial assets measured on recurring basis	71,003
Equity Securities [Member]
Fair value of financial assets measured on recurring basis	3,700	6,177
Equity Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair value of financial assets measured on recurring basis	3,700	6,177
Derivatives [Member]
Fair value of financial liabilities measured on recurring basis	3,315
Derivatives [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of financial liabilities measured on recurring basis	3,315
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair value of financial assets measured on recurring basis	114,947	155,495
Significant Other Observable Inputs (Level 2) [Member]
Fair value of financial assets measured on recurring basis	71,003
Fair value of financial liabilities measured on recurring basis	3,315
Significant Unobservable Inputs (Level 3) [Member]
Fair value of financial assets measured on recurring basis	17,505	17,332
Fair value of financial liabilities measured on recurring basis	$ 9,233	$ 16,050